LONG-TERM OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Accrued royalties	$ 33,218	$ 30,988
Deferred revenue	7,863	8,078
Finance lease liabilities (note 20)	8	188
Other	4,557	4,153
Long-term obligations	$ 45,646	$ 43,407